EQUITY - Schedule of number of share options and weighted average exercise price (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of classes of share capital [abstract]
Number of Options, Outstanding at the beginning of year | $	7,297	7,710
Number of Options, Changes during the year:
Number of options granted | $	0	1,405
Number of options exercised | $	38	226
Number of Options, Forfeited | $	1,044	1,592
Number of Options, Outstanding at end of year | $	6,215	7,297
Number of options exercisable | $	3,171	3,169
Weighted Average Exercise Price, Options outstanding at the beginning of year | $ / shares	$ 1.76	$ 1.72
Weighted Average Exercise Price, Changes during the year:
Weighted Average Exercise Price, Granted | $ / shares	0	2.5
Weighted Average Exercise Price, Exercised | $ / shares	0.68	0.42
Weighted Average Exercise Price, Forfeited | $ / shares	2.38	0.22
Weighted Average Exercise Price, Options outstanding at end of year | $ / shares	1.67	1.76
Options Exercisable, Exercise Price | $ / shares	$ 0.9	$ 0.87